Line of Credit	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Line of Credit

6. LINE OF CREDIT

The Company has a $1.42 million line of credit with Beacon Bank. Interest is charged monthly at the rate of 6.00%. We had outstanding balances of $800,000 and $1,416,000 at September 30, 2011 and December 31, 2010, respectively (See Note 9). The line of credit is secured by a first priority security interest in substantially all of the Company’s assets other than collateral pledged to secure the Company’s Series B and Series C secured investor certificates. The maturity date for the line is December 31, 2011, but, at the Company’s election, may be extended to December 31, 2012 if one half of the outstanding balance at December 31, 2010 is paid by December 31, 2011. The line of credit has various financial and non-financial covenants. At September 30, 2011, the Company was in compliance with financial and non-financial covenants. On October 12, 2011, the Company paid off the remaining balance. See Note 9, Subsequent Events, for more information.